UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06674

Exact name of registrant as specified in charter:	The Greater China Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2007

Date of reporting period:	9/30/2007

Item 1.   Schedule of Investments

The Greater China Fund, Inc.
Schedule of Investments
September 30, 2007
(Unaudited)

Shares	Description	Value

	EQUITIES - 100.2%
	CHINA - 71.8%
	Automobile - 0.9%
4,382,500	Great Wall Motor Co. Ltd. “H”	$6,487,453

	Commodities - 14.9%
7,056,000	Aluminum Corporation of China Ltd. “H” (1)	20,299,743
3,334,000	Angang New Steel Co. Ltd. “H” (1)	12,917,740
2,146,000	Anhui Conch Cement Co. Ltd. “H” (1)	18,590,849
4,643,200	Bengang Steel Plates Co. Ltd. “B”	5,486,742
6,839,000	China Molybdenum Co. Ltd. “H”	15,071,303
438,000	Hidili Industry International Development Ltd.	696,862
6,466,000	Sinofert Holdings Ltd. (1)	5,085,473
27,412,000	Shougang Concord International Enterprises Co. Ltd. (1)	10,726,765
183,000	Tiangong International Co. Ltd.	202,112
14,214,000	Zijin Mining Group Co. Ltd. “H”	22,102,311

		111,179,900

	Consumption - 8.6%
9,466,000	Anta Sports Products Ltd.	10,308,401
3,309,000	Belle International Holdings Ltd.	4,353,135
4,667,000	China Hongxing Sports Ltd. (1)	3,552,636
2,890,000	Hengan International Group Co. Ltd.	10,862,634
1,640,000	Li Ning Co. Ltd. (1)	5,668,166
1,230,000	Parkson Retail Group Ltd.	11,098,840
5,399,000	Ports Design Ltd.	18,729,515

		64,573,327

	Energy - 9.6%
3,649,000	China Coal Energy Co. “H”	10,850,264
8,588,000	China Oilfield Services Ltd. “H” (1)	19,787,891
3,421,000	China Shenhua Energy Co. Ltd. “H”	20,564,796
4,847,000	CNOOC Ltd.	8,148,368
8,538,000	Sino-Ocean Land Holdings Ltd. “H”	12,089,359

		71,440,678

	Financials - 6.4%
6,938,000	China Construction Bank “H”	6,331,914
6,284,000	China Merchants Bank Co. Ltd. “H”	27,623,667
20,179,000	Industrial & Commercial Bank of China Ltd. “H”	14,156,327

		48,111,908

	Machinery & Engineering - 9.0%
15,241,274	China Communications Construction Co. Ltd. “H”	36,255,816
64,000	China High Speed Transmission Equipment Group Co. Ltd.	115,830
2,184,000	China Infrastructure Machinery Holdings Ltd. (1)	5,060,339
1,366,000	Dongfang Electrical Machinery Co. Ltd. “H”	12,484,280
8,655,000	Yangzijiang Shipbuilding Holdings Ltd.	13,001,886

		66,918,151

	Miscellaneous - 3.0%
66,605	Mindray Medical International Ltd. ADR (1) (2)	2,860,685
5,262,369	Nine Dragons Paper Holdings Ltd.	16,460,462
34,728,000	Sunlink International Holdings Ltd.	3,173,895

		22,495,042

The Greater China Fund, Inc.
Schedule of Investments
September 30, 2007
(Unaudited)

Shares	Description	Value

	Real Estate - 10.9%
158,000	China Aoyuan Property Group Ltd.	$105,758
12,762,500	China Overseas Land & Investment Ltd. (1)	29,143,642
9,768,800	Guangzhou R&F Properties Co. Ltd. “H” (1)	46,148,940
2,037,500	Shimao Property Holdings Ltd. (1)	6,202,735

		81,601,075

	Transportation - 8.0%
8,478,000	Air China Ltd. “H”	12,113,533
3,344,060	China International Marine Containers (Group) Co. Ltd. “B”	7,188,611
20,207,350	China Shipping Container Co. Ltd. “H” (1)	15,684,877
1,964,000	China Shipping Development Co. Ltd. “H”	6,370,837
11,408,000	Guangshen Railway Co. Ltd. “H” (1)	9,824,034
5,053,000	Zhuzhou Times Electric Co. Ltd. “H” (1)	8,598,748

		59,780,640

	Utilities - 0.5%
5,722,000	Huadian Power International Co. Ltd. “H”	3,668,020

	Total China	536,256,194

	HONG KONG - 17.1%
	Consumption - 8.2%
743,700	Esprit Holdings Ltd.	11,822,768
3,534,000	Li & Fung Ltd.	15,011,875
5,493,000	Lifestyle International Holdings Ltd. (1)	15,484,891
8,946,000	Peace Mark Holdings Ltd. (1)	13,334,966
10,584,000	Xinyu Hengdeli Holdings Ltd. (1)	5,640,331

		61,294,831

	Financials - 5.2%
1,285,500	Hong Kong Exchanges & Clearing Ltd.	39,316,329

	Miscellaneous - 2.8%
3,346,000	Lee & Man Paper Manufacturing Ltd.	14,536,309
17,668,964	Pico Far East Holdings Ltd.	6,163,605

		20,699,914

	Technology - 0.9%
20,382,000	Scud Group Ltd.	6,716,472

	Total Hong Kong	128,027,546

	TAIWAN - 2.1%
	Technology - 2.1%
1,187,936	Hon Hai Precision Industry Co. Ltd.	8,954,566
449,000	Firich Enterprises Co. Ltd.	6,487,008

	Total Taiwan	15,441,574

Number
of Warrants

	WARRANTS (2) - 9.2%
	CHINA - 9.2%
	Commodities - 4.0%
1,463,802	Jiaozuo Wanfang, expires 05/23/12	10,999,008
1,003,235	Zhongjin Gold, expires 02/15/12	18,780,660

		29,779,668

The Greater China Fund, Inc.
Schedule of Investments
September 30, 2007
(Unaudited)

Number
of Warrants	Description	Value

	Financials - 3.0%
800,000	BNP Paribas, expires 12/10/09	$5,595,200
1,443,623	Shanghai Pudong, expires 01/12/09	10,198,258
937,303	Shanghai Pudong, expires 12/10/09	6,555,788

		22,349,246

	Machinery & Engineering - 0.6%
1,132,075	Shanghai Zhenhua Port, expires 08/10/09	4,566,847

	Real Estate - 0.1%
1,063,540	China Overseas Land & Investment Ltd., expires 08/27/08	874,802

	Transportation - 1.5%
1,263,000	Daqin Railway, expires 08/03/09	4,285,359
2,079,103	Daqin Railway, expires 08/10/09	7,125,606

		11,410,965

	Total Warrants	68,981,528

	Total Equities (cost $322,178,652)	748,706,842

Shares

	CONVERTIBLE BOND - 0.6%
	Consumption - 0.6%
31,200,000	China Retail Concepts, 8.40%, due 02/28/09 (cost $3,995,620)	4,016,142

	Total Long-Term Investments (cost $326,174,272)	752,722,984

	INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED - 15.0%
	Money Market Fund* - 15.0%
46,722	BlackRock Cash Strategies, 5.52%	46,722
20,007,847	DWS Money Market Fund, 5.25%	20,007,847
23,063,082	UBS Enhanced Yield Portfolio, 5.38%	23,063,082
69,017,462	UBS Private Money Market Fund LLC, 5.21%	69,017,462

	Total Investments of Cash Collateral form Securities Loaned (cost $112,135,113)	112,135,113

	Total Investments (cost $438,309,385) - 115.8%	864,858,097
	Liabilities, in excess of cash and other assets - (15.8%)	(117,912,336)

	Net Assets - 100.0%	$746,945,761

	NOTES TO SCHEDULE OF INVESTMENTS
	Aggregate cost for federal income tax purposes, which was substaintially the same for book purposes, was $438,309,385; and net unrealized appreciation consisted of:

	Gross unrealized appreciation	$428,776,332
	Gross unrealized depreciation	(2,227,620)

	Net unrealized appreciation	$426,548,712

(1)	All or a portion of the security is on loan. The aggregate market value of such securities is $105,715,681; cash collateral of $112,135,113 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(2)	Non-income producing security.
*	Rates shown reflect yield at September 30, 2007.
ADR - American Depository Receipt.

The Greater China Fund, Inc.

Industry Diversification (Unaudited)
As of September 30, 2007

Percentage of Net Assets

EQUITIES
Automobile	0.9%
Commodities	18.9
Consumption	16.8
Energy	9.6
Financials	14.6
Machinery & Engineering	9.6
Miscellaneous	5.8
Real Estate	11.0
Technology	3.0
Transportation	9.5
Utilites	0.5

TOTAL EQUITIES	100.2%
CONVERTIBLE BOND	0.6
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED	15.0

TOTAL INVESTMENTS	115.8%
LIABILITIES, IN EXCESS OF CASH AND OTHER ASSETS	(15.8)

NET ASSETS	100.0%

Notes to Schedule of Investments (Unaudited)

Valuation of Investments:   The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independant pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities which are listed on U.S. and foreign stock exchanges normally are valued at last sale price on the day the securities are valued or, lacking any sales on such day, at last available bid price. Securities may be fair valued based on significant events that have occured subsequent to the close of the foreign markets and may use a systematic fair valuation model provided by an independent third party to value securities in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at “fair value”, that value is likely to be different from the last quoted market price for the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Baring Asset Management (Asia) Limited, the investment manager of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s board of directors (the “Board”). All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time of such valuation. Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange (“NYSE”). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.   Controls and Procedures

(a)
It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)
There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Greater China Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs Secretary of the Fund

Date	November 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald G.M. Watt
Ronald G.M. Watt President and Principal Executive Officer

Date	November 19, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres Vice President and Principal Financial Officer

Date	November 19, 2007

* Print the name and title of each signing officer under his or her signature.